Operating Leases Operating Leases - Operating Lease Maturity (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Leases [Abstract]
2023	$ 47,479
2024	34,400
2025	25,045
2026	20,430
2027	17,249
Thereafter	45,065
Total future minimum lease payments	189,668
Lease imputed interest	(14,367)
Total	$ 175,301